Statement of Financial Position of Aegon N.V. (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Receivables
Cash and cash equivalents	€ 6,889	€ 8,372	€ 12,263
Assets	468,252	443,814	439,769
Shareholders' equity
Share capital	321	320	323
Revaluation account	6,442	7,480
Group equity	26,372	24,661	24,433	€ 22,531
Long-term borrowings	8,837	7,574
Other current liabilities	12,233	16,111
Total liabilities	441,881	419,153	415,336
Total equity and liabilities	468,252	443,814	439,769
Aegon N.V [member]
Non-current assets
Shares in group companies	26,042	24,846	25,037
Loans to group companies	1,829	1,392	1,337
Other non-current assets	138	148
Financial fixed assets	28,009	26,386
Receivables
Receivables from group companies	35	56
Other receivables	181	100
Other current assets	90	198
Accrued interest and rent	6	9
Receivables	312	363
Cash and cash equivalents	1,204	887
Assets	29,524	27,636
Shareholders' equity
Share capital	321	320
Paid-in surplus	7,033	7,160
Revaluation account	6,453	7,491
Legal reserves – foreign currency translation reserve	258	(601)
Legal reserves in respect of group companies	2,316	1,710
Retained earnings, including treasury shares	7,652	8,617
Remeasurement of defined benefit plans of group companies	(2,199)	(2,534)
Net result	1,980	(146)
Group equity	23,813	22,018	€ 21,842
Other equity instruments	2,363	2,569
Total equity	26,176	24,586
Subordinated borrowings	1,396	1,345
Long-term borrowings	1,266	1,218
Non-current liabilities	2,662	2,563
Loans from group companies	7	6
Payables to group companies	422	44
Other current liabilities	227	406
Accruals and deferred income	31	30
Current liabilities	686	486
Total liabilities	3,349	3,049
Total equity and liabilities	€ 29,524	€ 27,636